Other payables and accruals - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Other payables and accruals
Deferred Income Amortization Period	5 years	5 years
Proceeds From Deposit Fee	$ 3.4	¥ 23